Average Annual Total Returns - First Trust US Equity Opportunities ETF	First Trust US Equity Opportunities ETF 1 Year	First Trust US Equity Opportunities ETF 5 Years	First Trust US Equity Opportunities ETF 10 Years	First Trust US Equity Opportunities ETF Since Inception	First Trust US Equity Opportunities ETF Inception Date	First Trust US Equity Opportunities ETF After tax on distributions 1 Year	First Trust US Equity Opportunities ETF After tax on distributions 5 Years	First Trust US Equity Opportunities ETF After tax on distributions 10 Years	First Trust US Equity Opportunities ETF After tax on distributions Since Inception	First Trust US Equity Opportunities ETF After tax on distributions and sale of fund shares 1 Year	First Trust US Equity Opportunities ETF After tax on distributions and sale of fund shares 5 Years	First Trust US Equity Opportunities ETF After tax on distributions and sale of fund shares 10 Years	First Trust US Equity Opportunities ETF After tax on distributions and sale of fund shares Since Inception	IPOX®-100 U.S. Index (reflects no deduction for fees, expenses or taxes) 1 Year	IPOX®-100 U.S. Index (reflects no deduction for fees, expenses or taxes) 5 Years	IPOX®-100 U.S. Index (reflects no deduction for fees, expenses or taxes) 10 Years	IPOX®-100 U.S. Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	47.76%	19.10%	18.45%	13.73%	Apr. 12, 2006	47.51%	18.76%	18.08%	13.39%	28.22%	15.37%	15.64%	11.73%	48.44%	19.66%	19.09%	14.38%	18.40%	15.22%	13.88%	9.80%	20.89%	15.43%	13.79%	9.85%